Warrants (Details 6) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants		522,009	522,009	478,828
Exercise/Issuance of warrants		$ 4,322
Common stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants	522,009
Exercise/Issuance of warrants	$ 4,300
Warrants and Rights Subject to Mandatory Redemption [Member] | Common stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants	522,009
Exercise/Issuance of warrants	$ 4,300